Cash-settled share-based payment provision - Assumptions used to calculate share-based payment expense (Details)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
SARs with no CPTs
Share-based payment transaction
Expected volatility	28.61%	20.86%
Expected dividend yield	3.58%	3.42%
SARs with CPTs
Share-based payment transaction
Expected volatility	27.16%	24.45%
Expected dividend yield	3.51%	3.42%
Expected forfeiture rate	5.00%	9.00%
Minimum | SARs with no CPTs
Share-based payment transaction
Risk - free interest rate	6.88%	7.03%
Minimum | SARs with no CPTs issued between 2009-2011
Share-based payment transaction
Vesting period	2 years	2 years
Minimum | SARs with CPTs
Share-based payment transaction
Risk - free interest rate	6.88%	7.03%
Minimum | SARs with CPTs issued between 2009-2011
Share-based payment transaction
Vesting period	2 years	2 years
Minimum | SARs with CPTs issued between 2012-2014
Share-based payment transaction
Vesting period	3 years	3 years
Middle | SARs with no CPTs issued between 2009-2011
Share-based payment transaction
Vesting period	4 years	4 years
Middle | SARs with CPTs issued between 2009-2011
Share-based payment transaction
Vesting period	4 years	4 years
Middle | SARs with CPTs issued between 2012-2014
Share-based payment transaction
Vesting period	4 years	4 years
Maximum | SARs with no CPTs
Share-based payment transaction
Risk - free interest rate	7.09%	8.75%
Maximum | SARs with no CPTs issued between 2009-2011
Share-based payment transaction
Vesting period	6 years	6 years
Maximum | SARs with CPTs
Share-based payment transaction
Risk - free interest rate	7.63%	8.75%
Maximum | SARs with CPTs issued between 2009-2011
Share-based payment transaction
Vesting period	6 years	6 years
Maximum | SARs with CPTs issued between 2012-2014
Share-based payment transaction
Vesting period	5 years	5 years